INTANGIBLE ASSETS - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2019 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets					$ 0	$ 0	$ 0
Impairment of intangible assets, finite-lived						0	$ 0
Intangible assets, net		$ 97,181			50,050	62,513
Other long-term liabilities		34,732			$ 0	12,212			$ 0
Acquired intangible assets included in liabilities		47,181		$ 0
Series D Preferred Stock
Finite-Lived Intangible Assets [Line Items]
Stock issued during period (in shares) | shares	25,661,448				5,132,291
In-process R&D
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets						12,100
S-Way platform license
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		50,000			$ 50,000
Useful life					7 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived					$ 300
Intangible assets, net						$ 323
Useful life					12 years
FCPM License
Finite-Lived Intangible Assets [Line Items]
Accrued expenses and other current liabilities		11,600						€ 10
Other long-term liabilities		34,700						€ 30
Acquired intangible assets included in liabilities		$ 47,200	€ 40